Item 1. Report to Shareholders

T. Rowe Price High Yield Fund
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Certified Semiannual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price High Yield Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
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High Yield class
                     6 Months      Year
                        Ended     Ended
                     11/30/03   5/31/03   5/31/02   5/31/01   5/31/00   5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of period  $   6.69   $  6.62   $  7.04   $  7.50   $  8.32   $  8.85

Investment activities
  Net investment
  income (loss)          0.28      0.58      0.63      0.74      0.76      0.75

  Net realized and
  unrealized gain
  (loss)                 0.24      0.06     (0.41)    (0.46)    (0.81)    (0.53)

  Total from
  investment
  activities             0.52      0.64      0.22      0.28     (0.05)     0.22

Distributions
  Net investment
  income                (0.28)    (0.57)    (0.64)    (0.74)    (0.77)    (0.75)

NET ASSET VALUE
End of period        $   6.93   $  6.69   $  6.62   $  7.04   $  7.50   $  8.32
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^           7.96%    10.53%     3.48%     3.96%    (0.63)%    2.73%

Ratio of total
expenses to
average net assets      0.78%!    0.81%     0.83%     0.82%     0.83%     0.82%

Ratio of net
investment income
(loss) to average
net assets              8.38%!    9.09%     9.56%     10.16%    9.60%     8.93%

Portfolio turnover
rate                    70.3%!    59.9%     71.3%     80.1%     75.9%     95.6%

Net assets,
end of period
(in millions)        $  3,080   $ 2,568   $ 1,811   $ 1,538   $ 1,524   $ 1,776

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class
                             6 Months       Year                        3/31/00
                                Ended      Ended                        Through
                             11/30/03    5/31/03    5/31/02   5/31/01   5/31/00
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of period           $  6.68   $   6.61   $   7.04   $  7.50   $  7.70

Investment activities
  Net investment income (loss)   0.27       0.56       0.63      0.73      0.12

  Net realized and
  unrealized gain (loss)         0.24       0.07      (0.43)    (0.46)    (0.19)

  Total from
  investment activities          0.51       0.63       0.20      0.27     (0.07)

Distributions
  Net investment income         (0.27)     (0.56)     (0.63)    (0.73)    (0.13)

NET ASSET VALUE
End of period                 $  6.92   $   6.68   $   6.61   $  7.04   $  7.50
                              --------------------------------------------------

Ratios/Supplemental Data

Total return^                   7.85%     10.32%      3.14%     3.86%    (0.90)%

Ratio of total expenses to
average net assets              1.02%!     1.01%      0.99%     0.93%    0.68%!

Ratio of net investment
income (loss) to average
net assets                      8.14%!     8.83%      9.46%     9.78%    10.01%!

Portfolio turnover rate         70.3%!     59.9%      71.3%     80.1%     75.9%!

Net assets, end of period
(in thousands)                $619,266  $496,630   $233,802   $ 3,061   $    10

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003

STATEMENT OF NET ASSETS (ss.)                         Par/Shares           Value
--------------------------------------------------------------------------------
                                                             In thousands
CORPORATE BONDS AND NOTES  90.5%
Aerospace & Defense  2.0%
Anteon, 12.00%, 5/15/09                                $  3,412   $     3,702

Aviall, 7.625%, 7/1/11                                    9,975        10,274

BE Aerospace, 144A, 8.50%, 10/1/10                        3,075         3,237

Communications & Power, 12.00%, 8/1/05                    4,000         4,200

Gencorp, 144A, 9.50%, 8/15/13                            27,100        27,371

IT Group, VR, 2.50%, 6/11/07                              4,331           433

Sequa, 9.00%, 8/1/09                                      1,325         1,454

Transdigm, 144A, 8.375%, 7/15/11                          6,750         7,121

Vought Aircraft Industries, 144A, 8.00%, 7/15/11         17,210        17,425
                                                                       75,217

Automobiles and Related  2.9%
Accuride Corporation
          9.25%, 2/1/08                                     875           884

     VR, 4.565%, 1/21/07                                  3,000         3,015

     VR, 8.25%, 6/13/07                                  14,000        14,035

Collins & Aikman, 10.75%, 12/31/11                        7,500         6,750

Cummins Engine, 144A, 9.50%, 12/1/10                      1,200         1,380

Dana
          9.00%, 8/15/11                                  9,775        11,119

          10.125%, 3/15/10                                  650           744

Delco Remy International, 10.625%, 8/1/06                 6,300         6,174

Eagle-Picher, 144A, 9.75%, 9/1/13                         9,800        10,437

HLI Operating, 144A, 10.50%, 6/15/10                      7,850         8,949

Intermet, 9.75%, 6/15/09                                  7,225         7,388

MSX International, 11.375%, 1/15/08                       1,925         1,155

TRW Automotive
     144A, 9.375%, 2/15/13                               15,619        17,649

     144A, 10.125%, 2/15/13 (EUR)                         1,550         2,120

     144A, 11.00%, 2/15/13                               12,680        14,899
                                                                      106,698

Beverages  0.1%
Reddy Ice Group, 144A, 8.875%, 8/1/11                     4,000         4,220
                                                                        4,220

Broadcasting  3.9%
Gray Communications, 9.25%, 12/15/11                      9,350        10,378


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Paxson Communications
          10.75%, 7/15/08                              $  3,100   $     3,364

     STEP, 12.25%, 1/15/09                                4,125         3,506

Quebecor Media
          11.125%, 7/15/11                               23,525        26,995

     STEP, 13.75%, 7/15/11                                7,500         6,562

Radio Unica, STEP, 11.75%, 8/1/06                        15,685        10,627

Sinclair Broadcast Group, 8.00%, 3/15/12                  9,050         9,593

Spanish Broadcasting Systems, 9.625%, 11/1/09             8,425         8,846

Vivendi Universal, 144A, 9.25%, 4/15/10                  20,975        24,593

XM Satellite Radio
          12.00%, 6/15/10                                 9,400        10,551

     STEP, 14.00%, 12/31/09                              14,302        12,443

Young Broadcasting
          8.50%, 12/15/08                                   150           161
          8.75%, 6/15/07                                  6,718         6,752
          10.00%, 3/1/11                                  7,832         8,243
                                                                      142,614

Building Products  2.3%
American Builders & Contractors Supply
     Series B, 10.625%, 5/15/07                          12,725        13,107

Associated Materials, 9.75%, 4/15/12                     16,910        18,263

Collins & Aikman Floorcoverings, 9.75%, 2/15/10           8,225         8,821

Interface
          7.30%, 4/1/08                                     500           473

          10.375%, 2/1/10                                12,185        12,733

Mobile Mini, 144A, 9.50%, 7/1/13                          4,425         4,823

Norcraft, 144A, 9.00%, 11/1/11                            9,275         9,762

Nortek, Series B, 9.875%, 6/15/11                         7,000         7,621

Texas Industries, 144A, 10.25%, 6/15/11                   8,425         9,457
                                                                       85,060

Building and Real Estate  1.4%
D.R. Horton, 8.50%, 4/15/12                               3,225         3,677

LNR Property
          7.625%, 7/15/13                                 1,975         2,034

     144A, 7.25%, 10/15/13                               10,225        10,353

Shaw Group, 144A, 10.75%, 3/15/10                        14,600        15,330

Wackenhut Corrections, 144A, 8.25%, 7/15/13               2,535         2,674


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WCI Communities
          9.125%, 5/1/12                               $  3,075   $     3,352

          10.625%, 2/15/11                                4,500         5,017

     144A, 7.875%, 10/1/13                                5,800         6,032

Williams Scotsman
          9.875%, 6/1/07                                  1,325         1,305

          10.00%, 8/15/08                                 2,750         2,984
                                                                       52,758
Cable Operators  2.9%
Charter Communications
          10.00%, 4/1/09                                  1,150           955

          10.75%, 10/1/09                                 2,350         1,997

          11.125%, 1/15/11                               20,900        17,869

     144A, 8.75%, 11/15/13                               14,775        14,590

     144A, 10.25%, 9/15/10                               14,800        15,078

CSC Holdings, Series B, 7.625%, 4/1/11                      100           101

Frontiervision Opera
     VR, 2.415%, 3/31/06                                  3,380         3,296

     VR, 3.415%, 3/31/06                                  4,420         4,309

Insight Midwest, 9.75%, 10/1/09                           4,915         5,198

Insight Midwest / Insight Capital, 10.50%, 11/1/10        6,305         6,872

Mediacom Broadband, 11.00%, 7/15/13                      10,565        11,357

Olympus Commerce / Olympus Capital, VR,
          5.50%, 11/15/06                                 5,000         4,575

Olympus Communications, VR, 2.518%, 6/30/10               3,500         3,203

Telewest Communications, 9.875%, 2/1/10                   8,275         4,717

Telewest, VR, 11.375%, 2/1/10                            24,850        11,058

Videotron Ltee, 144A, 6.875%, 1/15/14                     2,725         2,807
                                                                      107,982

Consumer Products  4.0%
American Achievment, 11.625%, 1/1/07                      9,570        10,551

American Safety Razor, Series B, 9.875%, 8/1/05           9,500         9,429

Armkel Finance, 9.50%, 8/15/09                           11,305        12,435

Ballys Health & Tennis, 144A, 10.50%, 7/15/11             8,275         8,275

Chattem, 8.875%, 4/1/08                                   6,775         6,978

Commemorative Brands, 11.00%, 1/15/07                     8,575         8,746

Hockey Company, 11.25%, 4/15/09                          10,840        12,358

Jostens, 12.75%, 5/1/10                                  19,921        23,009


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Jostens Holdings, 144A, STEP, 10.25%, 12/1/13          $ 15,875   $     9,961

Playtex Products, 9.375%, 6/1/11                          5,245         5,206

Rayovac, 144A, 8.50%, 10/1/13                             3,500         3,636

Salton, 12.25%, 4/15/08                                   1,850         1,961

Sealy Mattress
          9.875%, 12/15/07                               12,130        12,433

     STEP, 10.875%, 12/15/07                              1,255         1,296

Simmons, 10.25%, 3/15/09                                 10,625        11,369

Sola International, 6.875%, 3/15/08                       7,508         7,696

Town Sports International, 9.625%, 4/15/11                4,030         4,312
                                                                      149,651

Container  3.7%
AEP Industries, 9.875%, 11/15/07                          5,305         5,292

BWAY 144A, 10.00%, 10/15/10                              12,530        13,407

Constar International, 11.00%, 12/1/12                    6,040         4,892

Crown European Holdings
          9.50%, 3/1/11                                  15,600        17,511

          10.875%, 3/1/13                                15,310        17,683

Greif Brothers, 8.875%, 8/1/12                            4,850         5,262

Owens Brockway Glass Container
          7.75%, 5/15/11                                  4,150         4,358

          8.25%, 5/15/13                                 12,175        12,723

          8.875%, 2/15/09                                11,500        12,362

Owens-Illinois
          7.15%, 5/15/05                                  2,580         2,638

     Series 2008, 7.35%, 5/15/08                          2,825         2,832

Plastipak Holdings, 10.75%, 9/1/11                       17,480        19,141

Pliant, 11.125%, 9/1/09                                   7,300         7,829

Silgan Holdings, 144A, 6.75%, 11/15/13                    3,950         3,960

Tekni Plex Inc., 144A, 8.75%, 11/15/13                    6,325         6,515
                                                                      136,405

Electric Utilities  8.9%
AES
          8.875%, 2/15/11                                19,725        20,613

          9.375%, 9/15/10                                14,050        15,016

     144A, 9.00%, 5/15/15                                16,125        17,576


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Allegheny Energy Supply
          7.80%, 3/15/11                               $ 17,475   $    16,077

     VR, 7.171%, 4/18/05                                 11,360        11,332

     144A, STEP, 8.75%, 4/15/12                           9,625         9,096

ANR Pipeline, 8.875%, 3/15/10                             3,175         3,528

Aquila, STEP, 14.875%, 7/1/12                             6,850         9,128

Calpine
     144A, 8.50%, 7/15/10                                 7,075         6,544

     144A, 9.875%, 12/1/11                                7,300         7,154

CMS Energy
          8.50%, 4/15/11                                  1,850         1,933

          9.875%, 10/15/07                               13,921        15,261

     VR, 9.00%, 9/28/04                                      43            43

Dynegy Holdings
          8.75%, 2/15/12                                  4,975         4,801

     144A, 10.125%, 7/15/13                              16,425        18,067

Dynegy-Roseton Danskammer, Series A, 144A,
          7.27%, 11/8/10                                 12,250        12,128

El Paso Energy
          7.75%, 1/15/32                                 11,525         8,961

          7.80%, 8/1/31                                   4,350         3,382

Illinois Power, 11.50%, 12/15/10                         12,780        15,080

Orion Power, 12.00%, 5/1/10                              12,650        14,801

PSEG Energy
          8.50%, 6/15/11                                  9,450        10,052

          10.00%, 10/1/09                                 3,575         4,076

Reliant Resources, 144A, 9.50%, 7/15/13                  16,350        16,514

South Point Energy Center
     Series A, 144A, 8.40%, 5/30/12                       5,371         5,035

     Series B, 144A, 9.825%, 5/30/19                     15,800        14,141

Southern Natural Gas Company, 8.875%, 3/15/10             4,075         4,533

Teco Energy
          7.00%, 5/1/12                                   2,925         3,005

          7.20%, 5/1/11                                   2,900         3,009

          7.50%, 6/15/10                                  1,250         1,325

TNP Enterprises, 10.25%, 4/1/10                           6,945         7,535

Utilicorp Canada Finance Corp., 7.75%, 6/15/11            1,825         1,733


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Williams Companies
          7.625%, 7/15/19                              $  4,365   $     4,338

          7.75%, 6/15/31                                  2,425         2,340

          8.625%, 6/1/10                                  7,050         7,799

     Series A, 7.50%, 1/15/31                             5,825         5,555

     STEP, 8.125%, 3/15/12                                3,800         4,104

     STEP, 8.75%, 3/15/32                                22,050        23,346
                                                                      328,961

Electronic Components  3.7%
AMI Semiconductor, 10.75%, 2/1/13                         3,283         3,915

Amkor Technology
          10.50%, 5/1/09                                  5,000         5,350

     144A, 7.75%, 5/15/13                                 7,525         8,052

ASAT Finance, 12.50%, 11/1/06                             8,031         8,452

Avaya, 11.125%, 4/1/09                                   12,025        14,129

Chippac International, Series B, 12.75%, 8/1/09           7,525         8,353

Fairchild Semiconductor, 10.50%, 2/1/09                   5,085         5,683

Flextronics, 9.75%, 7/1/10 (EUR)                          4,500         5,885

Lucent Technologies
          5.50%, 11/15/08                                 2,125         1,939

          6.45%, 3/15/29                                 11,950         9,052

Nortel Networks
          6.125%, 2/15/06                                 6,075         6,121

          6.875%, 9/1/23                                 13,275        12,346

On Semiconductor
          12.00%, 3/15/10                                 4,475         5,325

     STEP, 13.00%, 5/15/08                                9,800        11,368

Sanmina-SCI, 10.375%, 1/15/10                             7,475         8,708

SCG Holding & Semiconductor, 12.00%, 8/1/09              13,470        14,581

Seagate Technology, 8.00%, 5/15/09                        3,135         3,401

Stratus Technologies, 144A, 10.375%, 12/1/08              2,875         2,940

Telex Communications, 144A, 11.50%, 10/15/08              2,400         2,520
                                                                      138,120

Energy  4.3%
Amerigas Partners
          8.875%, 5/20/11                                20,570        22,318

          10.00%, 4/15/06                                 3,500         3,815

BRL Universal Equipment, 8.875%, 2/15/08                  6,170         6,633

Chesapeake Energy, 9.00%, 8/15/12                         7,000         8,050


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Dresser, 9.375%, 4/15/11                               $  9,040   $     9,469

Encore Acquisition, 8.375%, 6/15/12                       4,010         4,251

Ferrellgas Partners, 8.75%, 6/15/12                      12,295        13,371

Geophysique, 10.625%, 11/15/07                            9,197         9,795

Hanover Equipment Test, Series A, 9.487%, 9/1/08          2,850         2,900

Hilcorp Energy, 144A, 10.50%, 9/1/10                     12,025        13,107

Magnum Hunter Resources
          9.60%, 3/15/12                                  4,150         4,669

          10.00%, 6/1/07                                  2,321         2,398

North American Energy Partners, 144A, 8.75%, 12/1/11      4,325         4,455

Parker Drilling, 144A, 9.625%, 10/1/13                    8,500         8,627

Petroleum Geo Services, 10.00%, 11/5/10                   9,625        10,106

Petroleum Helicopters, 9.375%, 5/1/09                     6,400         6,896

Stone Energy, 8.25%, 12/15/11                               675           724

Swift Energy, 10.25%, 8/1/09                             14,210        15,382

Tom Brown, 7.25%, 9/15/13                                   175           183

Universal Compression Holdings, 7.25%, 5/15/10            8,550         8,871

Westport Resources, 8.25%, 11/1/11                        2,550         2,780
                                                                      158,800

Entertainment and Leisure  1.6%
AMC Entertainment
          9.50%, 3/15/09                                  1,000         1,030

          9.875%, 2/1/12                                  3,725         4,079

AMF Bowling Worldwide, 13.00%, 9/1/08                     7,550         8,532

Gaylord Entertainment, 144A, 8.00%, 11/15/13              1,750         1,820

Imax, 144A, 9.625%, 12/1/10                               3,925         4,043

Six Flags
          8.875%, 2/1/10                                  1,900         1,867

          9.50%, 2/1/09                                  13,805        13,977

          9.75%, 4/15/13                                 14,725        14,909

Universal City Development Partners, 144A,
          11.75%, 4/1/10                                  6,550         7,598
                                                                       57,855

Finance and Credit  0.2%
FBOP Capital Trust II, 144A, 10.00%, 1/15/09              4,200         4,515

Willis Corroon, 9.00%, 2/1/09                             4,125         4,383
                                                                        8,898

Food/Tobacco  3.3%
Agrilink Foods, 11.875%, 11/1/08                       $  2,700   $     2,828

B&G Foods, 9.625%, 8/1/07                                15,925        16,363

Burns Philip Capital Property, 144A, 10.75%, 2/15/11      7,400         7,745

Dimon, 9.625%, 10/15/11                                  12,910        14,395

Doane Pet Care, 10.75%, 3/1/10                            4,800         4,944

Dole Food
          8.875%, 3/15/11                                10,505        11,398

     VR, 8.625%, 5/1/09                                   5,175         5,576

Dominos, 144A, 8.25%, 7/1/11                              8,800         9,273

Le Natures, 144A, 9.00%, 6/15/13                         17,030        17,796

Luigino's, 10.00%, 2/1/06                                10,456        10,770

Merisant, 144A, 9.50%, 7/15/13                            7,575         7,764

Pinnacle Foods Holdings, 144A, 8.25%, 12/1/13             5,820         5,995

Premium Standard Farms, 9.25%, 6/15/11                    5,325         5,378
                                                                      120,225

Gaming  3.6%
Ameristar Casinos, 10.75%, 2/15/09                        9,725        11,135

Argosy Gaming, 10.75%, 6/1/09                            12,320        13,336

Chukchansi Economic Development Authority, 144A
          14.50%, 6/15/09                                11,000        13,090

Coast Hotels & Casinos, 9.50%, 4/1/09                     2,550         2,697

Herbst Gaming, 10.75%, 9/1/08                             5,395         6,029

Hollywood Park, 9.25%, 2/15/07                           15,000        15,450

Isle of Capri Casinos, 8.75%, 4/15/09                     6,375         6,694

Majestic Star Casino, 144A, 9.50%, 10/15/10               9,825         9,972

Old Evangeline Downs, 13.00%, 3/1/10                      5,015         5,291

Penn National Gaming, 11.125%, 3/1/08                    13,775        15,497

Resorts International Hotel, 11.50%, 3/15/09                775           823

Station Casinos, 9.875%, 7/1/10                           6,360         7,028

Trump Casino Holdings, 11.625%, 3/15/10                   5,255         4,703

Turning Stone Casino Resort, 144A, 9.125%, 12/15/10       4,000         4,330

Venetian Casino Resort, 11.00%, 6/15/10                  13,205        15,285
                                                                      131,360

Healthcare Services  3.1%
Alliance Imaging, 10.375%, 4/15/11                        8,310         8,591

Alpharma, 144A, 8.625%, 5/1/11                            2,175         2,164

AmeriPath, 10.50%, 4/1/13                                15,150        15,983

Biovail Corp., 7.875%, 4/1/10                             2,855         2,755

Concentra Operations
          9.50%, 8/15/10                               $  3,575   $     3,816

     Series B, 13.00%, 8/15/09                           12,823        14,394

Fisher Scientific, 8.125%, 5/1/12                         1,236         1,326

Fresenius Medical Capital Trust II, 7.875%, 2/1/08        8,975         9,424

Fresenius Medical Capital Trust IV, 7.875%, 6/15/11       1,370         1,445

Genesis Healthcare, 144A, 8.00%, 10/15/13                 9,225         9,363

Insight Health Services, 9.875%, 11/1/11                  7,860         8,263

Quintiles Transnational, 144A, 10.00%, 10/1/13           11,325        12,118

Tenet Healthcare, 7.375%, 2/1/13                         11,125        10,736

Vicar Operating, 9.875%, 12/1/09                         12,422        13,726
                                                                      114,104

Internet Service Providers  0.0%
Globix Corporation, 11.00%, 5/1/08                        1,958         1,683
                                                                        1,683

Lodging  1.7%
Courtyard by Marriott, 10.75%, 2/1/08                    16,725        16,809

HMH Properties, 7.875%, 8/1/08                            2,675         2,762

Host Marriot, Series D, 8.375%, 2/15/06                   2,500         2,650

Host Marriott, Series I, 9.50%, 1/15/07                   2,750         3,008

John Q. Hammons Hotels, Series B, 8.875%, 5/15/12        15,140        16,578

La Quinta Inns, 7.40%, 9/15/05                            6,360         6,630

La Quinta Properties, 144A, 8.875%, 3/15/11              12,700        14,018
                                                                       62,455

Long Distance  0.7%
Level 3 Communications, 9.125%, 5/1/08                    7,975         7,217

MCI Communications
          6.50%, 4/15/10 *                               17,500        14,175

          6.95%, 8/15/06 *                                5,475         4,435

          7.125%, 6/15/27 *                                 875           709

          8.25%, 1/20/23 *                                   10             8
                                                                       26,544

Manufacturing  2.2%
Actuant, 13.00%, 5/1/09                                  11,766        14,943

Case New Holland, 144A, 9.25%, 8/1/11                    10,025        11,228

General Cable, 144A, 9.50%, 11/15/10                      3,750         3,956

Manitowoc, 7.125%, 11/1/13                                3,125         3,195

National Waterworks, Series B, 10.50%, 12/1/12           16,365        18,268

Numatics, Series B, 9.625%, 4/1/08                     $  1,690   $     1,327
Rexnord, 10.125%, 12/15/12                               13,200        14,388

Trimas, 9.875%, 6/15/12                                  15,505        15,776
                                                                       83,081

Metals and Mining  4.1%
Arch Western Finance, 144A, 6.75%, 7/1/13                 6,850         6,987

Bethlehem Steel, 10.375%, 9/1/03 @ (misc. symbol1)        6,900             0

Better Minerals & Aggregates, 13.00%, 9/15/09            13,075         8,041

Century Aluminum, 11.75%, 4/15/08                        15,740        17,393

Earle M. Jorgensen, 9.75%, 6/1/12                        25,095        27,354

Euramax International, 144A, 8.50%, 8/15/11               5,850         6,142

Gerdau Ameristeel, 144A, 10.375%, 7/15/11                12,325        13,034

International Utility Structures, 13.00%, 2/1/08 *        5,000            50

Ipsco, 144A, 8.75%, 6/1/13                                1,875         2,025

Joy Global, 8.75%, 3/15/12                                8,290         9,119

Lukens, 7.625%, 8/1/04 *                                    500             1

Luscar Coal, 9.75%, 10/15/11                              9,750        11,017

Neenah Foundry
     144A, 11.00%, 9/30/10                                4,925         5,319

     144A, 13.00%, 9/30/13                                6,400         6,272

Russel Metals, 10.00%, 6/1/09                             6,000         6,360

Schuff Steel, 10.50%, 6/1/08                              4,650         3,115

Steel Dynamics
          9.50%, 3/15/09                                 11,610        12,684

     144A, 9.50%, 3/15/09                                 4,700         5,135

USX-U.S. Steel Group, 9.75%, 5/15/10                      9,525        10,144

Weirton Steel, STEP, 0.50%, 4/1/08 *                      3,713           687
                                                                      150,879

Paging  0.3%
Crown Castle International
          10.75%, 8/1/11                                  7,525         8,353

     STEP, 11.25%, 8/1/11                                 2,400         2,490
                                                                       10,843

Paper and Paper Products  4.4%
Ainsworth Lumber
          12.50%, 7/15/07                                 5,250         6,077

          13.875%, 7/15/07                               10,925        12,591

Boise Cascade, 7.00%, 11/1/13                             3,775         3,848

Four M, 12.00%, 6/1/06                                   20,402        18,821

Georgia Pacific
          7.50%, 5/15/06                               $  2,000   $     2,095

          8.875%, 2/1/10                                  4,300         4,848

          9.375%, 2/1/13                                 15,225        17,433

          9.875%, 11/1/21                                 6,150         6,388

Graphic Packaging International, 144A, 8.50%, 8/15/11     5,800         6,445

Jefferson Smurfit, 7.50%, 6/1/13                          2,950         3,039

JSG Funding, 10.125%, 10/1/12 (EUR)                       8,000        10,702

Longview Fibre, 10.00%, 1/15/09                          16,045        17,810

MDP Acquisitions
          9.625%, 10/1/12                                12,275        13,625

     PIK, 15.50%, 10/1/13                                 5,630         6,475

Potlatch, 10.00%, 7/15/11                                10,580        11,863

Stone Container
          8.375%, 7/1/12                                  5,700         6,184

          9.75%, 2/1/11                                   3,975         4,363

     144A, 11.50%, 8/15/06                                8,900         9,434

U.S. Timberland Klamath Falls, 9.625%, 11/15/07           2,160         1,242
                                                                      163,283

Printing and Publishing  5.4%
American Media Operations
          8.875%, 1/15/11                                 1,510         1,616

     Series B, 10.25%, 5/1/09                             3,230         3,440

Canwest Media, 10.625%, 5/15/11                           8,400         9,534

CBD Media, 144A, 8.625%, 6/1/11                           1,925         2,084

Dex Media
     144A, STEP, 9.00%, 11/15/13                         10,075         6,750

     144A, 8.00%, 11/15/13                                3,225         3,265

Dex Media East
          9.875%, 11/15/09                                5,490         6,231

          12.125%, 11/15/12                              18,500        22,200

Dex Media West
     144A, 8.50%, 8/15/10                                 5,200         5,668

     144A, 9.875%, 8/15/13                               11,925        13,535

Hollinger International Publishing, 9.00%, 12/15/10       1,750         1,855

Hollinger Participation Trust, 144A, PIK,
          12.125%, 11/15/10                               4,489         5,207

Houghton Mifflin
          9.875%, 2/1/13                                 13,235        14,161

     144A, STEP, 11.50%, 10/15/13                         3,375         2,042

Liberty Group
          9.375%, 2/1/08                               $  9,000   $     8,955

     STEP, 11.625%, 2/1/09                               13,201        12,343

Mail Well I Corp., 9.625%, 3/15/12                        7,250         7,975

Primedia
          7.625%, 4/1/08                                    225           224

          8.875%, 5/15/11                                 5,375         5,576

     144A, 8.00%, 5/15/13                                10,550        10,656

R.H. Donnelley Finance
          8.875%, 12/15/10                                8,000         8,960

     144A, 8.875%, 12/15/10                               1,590         1,781

     144A, 10.875%, 12/15/12                             17,800        21,004

Transwestern Publishing, 9.625%, 11/15/07                 8,890         9,157
Vertis
          10.875%, 6/15/09                                6,030         6,181

     144A, 9.75%, 4/1/09                                  7,475         7,998
                                                                      198,398

Restaurants  0.3%
O'Charley's, 144A, 9.00%, 11/1/13                         6,975         6,975

Perkins Family Restaurant, Series B,

          10.125%, 12/15/07                               2,725         2,739
                                                                        9,714

Retail  0.5%
Barneys New York, 9.00%, 4/1/08                           4,975         4,577

Dillard Department Stores
          6.875%, 6/1/05                                  3,300         3,432

          7.375%, 6/1/06                                  3,040         3,169

Dillard's, 6.69%, 8/1/07                                  2,375         2,435

Dollar Financial Group, 144A, 9.75%, 11/15/11             1,875         1,931

J Crew Intermediate, 144A, STEP, 16.00%, 5/15/08          1,035           807

J Crew Operating Corporation, 10.375%, 10/15/07           3,600         3,708
                                                                       20,059

Satellites  1.4%
Directv, 8.375%, 3/15/13                                  8,450         9,559

Echostar DBS, 10.375%, 10/1/07                            3,040         3,336

Orbital Imaging, 11.625%, 3/1/05 *                        3,400         2,040

Pegasus Communications, Series B, 12.50%, 8/1/07          3,575         3,110

Pegasus Satellite
          12.375%, 8/1/06                              $  6,010   $     5,229

     STEP, 13.50%, 3/1/07                                 4,025         3,099

Pegasus Satellite Commerce
          9.00%, 7/31/06                                 15,000        15,075

     144A, 11.25%, 1/15/10                               14,050        11,662
                                                                       53,110

Services  3.0%
Allied Waste Industries
          7.875%, 4/15/13                                12,200        13,054

     Series B, 7.875%, 1/1/09                               600           621

Allied Waste North America, 9.25%, 9/1/12                 2,925         3,276

Brand Services, 12.00%, 10/15/12                         10,475        12,046

Brickman Group, 11.75%, 12/15/09                          7,550         8,683

Casella Waste Systems, 9.75%, 2/1/13                     17,475        19,616

Coinmach, 9.00%, 2/1/10                                  10,565        11,489

Iesi Corporation, 10.25%, 6/15/12                         8,660         9,396

IPC Acquisition, 11.50%, 12/15/09                         8,655         9,542

Synagro Technologies, 9.50%, 4/1/09                      17,405        19,146

Worldspan, 144A, 9.625%, 6/15/11                          3,425         3,425
                                                                      110,294

Specialty Chemicals  5.5%
Arco Chemical, 9.80%, 2/1/20                              7,500         7,013

Avecia Group, 11.00%, 7/1/09                             15,370        13,218

Compass Minerals Group, 10.00%, 8/15/11                   5,675         6,299

Equistar Chemicals, 144A, 10.625%, 5/1/11                 3,750         3,975

HMP Equity Holdings, 144A, Zero Coupon, 5/15/08          10,550         5,644

Huntsman, 144A, 11.625%, 10/15/10                         5,900         5,797

Huntsman Advanced Materials
     144A, 11.00%, 7/15/10                                  200           215

     144A, STEP, 9.10%, 7/15/08                           5,000         5,263

Huntsman ICI Chemicals, 10.125%, 7/1/09                  20,125        21,393

Huntsman International
          9.875%, 3/1/09                                  2,345         2,521

     144A, 9.875%, 3/1/09                                 5,000         5,375

Koppers Industries
          9.875%, 12/1/07                                14,545        15,024

     144A, 9.875%, 10/15/13                               7,450         8,083

Kronos International, 8.875%, 6/30/09 (EUR)               4,000         5,099

Lyondell Chemical
          9.50%, 12/15/08                              $  5,050   $     5,113

     Series A, 9.625%, 5/1/07                             3,000         3,083

MacDermid, 9.125%, 7/15/11                                2,750         3,073

Messer Griesheim, 10.375%, 6/1/11 (EUR)                   2,625         3,637

Nalco
     144A, 7.75%, 11/15/11                                5,175         5,382

     144A, 8.875%, 11/15/13                              13,250        13,813

Noveon, 13.00%, 8/31/11 ++                               14,058        14,972

OMNOVA Solutions, 144A, 11.25%, 6/1/10                    6,950         7,523

PolyOne, 10.625%, 5/15/10                                 4,400         4,224

Resolution Performance Products, 9.50%, 4/15/10           7,690         7,613

Rhodia
     144A, 7.625%, 6/1/10                                 1,175         1,116

     144A, 8.875%, 6/1/11                                 8,150         7,295

Rockwood Specialties Group, 144A, 10.625%, 5/15/11        9,800        10,780

Salt Holdings, 144A, STEP, 12.00%, 6/1/13                17,550        11,407
                                                                      203,950

Supermarkets  0.4%
The Pantry, 10.25%, 10/15/07                             12,655        13,114
                                                                       13,114

Textiles and Apparel  0.3%
Anvil Knitwear, 10.875%, 3/15/07                          3,387         3,218

Avondale Mills, 10.25%, 7/1/13                            9,650         6,272

Dyersburg, Series B, 9.75%, 9/1/07                       10,150             1
                                                                        9,491

Transportation  1.3%
Laidlaw International, 144A, 10.75%, 6/15/11             10,950        12,100

Northwest Airlines, 9.875%, 3/15/07                       2,725         2,425

Petro Stopping, 10.50%, 2/1/07                           12,280        12,495

TravelCenters of America, 12.75%, 5/1/09                 16,320        18,768

US Airways, Series CL-C, ETC, 8.93%, 4/15/08              5,566           556
                                                                       46,344

Wireless Communications  4.6%
Accident Escrow Corporation, 144A, 10.00%, 8/1/11        12,600        13,797

Alamosa Delaware
          11.00%, 7/31/10                                11,000        11,550

     STEP, 12.00%, 7/31/09                                  882           759

Centennial Communications, 10.125%, 6/15/13               3,525         3,710

Dobson Communications
          10.875%, 7/1/10                              $ 12,800   $    14,080

     144A, 8.875%, 10/1/13                               10,880        10,948

Nextel Communications
          6.875%, 10/31/13                                3,800         3,876

          7.375%, 8/1/15                                 15,300        16,065

          9.375%, 11/15/09                                1,150         1,251

          9.50%, 2/1/11                                  18,183        20,660

Nextel Partners
          11.00%, 3/15/10                                15,226        16,825

          12.50%, 11/15/09                                   30            34

Rogers Cantel
          8.80%, 10/1/07                                  6,350         6,540

          9.375%, 6/1/08                                  8,015         8,386

Rogers Wireless, 9.625%, 5/1/11                           4,150         4,845

Triton PCS Holdings, 8.50%, 6/1/13                        4,950         5,198

Tsi Telecommunications Services, 12.75%, 2/1/09           1,400         1,531

US Unwired, Series B, STEP, 13.375%, 11/1/09             14,027         9,328

Western Wireless
          9.25%, 7/15/13                                 15,935        16,493

     VR, 3.60%, 3/31/05                                   4,875         4,826

     VR, 4.20%, 12/31/03                                    997           997
                                                                      171,699

Wireline Communications  2.5%
Alaska Communications, 144A, 9.875%, 8/15/11             11,075        11,684

Cincinnati Bell, 144A, 8.375%, 1/15/14                    8,550         8,978

Colt Telecom, STEP, 12.00%, 12/15/06                      4,260         4,249

Eircom Funding, 144A, 8.25%, 8/15/13                      5,875         6,374

LCI International, 7.25%, 6/15/07                         8,495         7,985

Qwest
          6.50%, 6/5/07                                  12,750        13,180

          6.95%, 6/30/10                                  4,250         4,245

Qwest Services, 144A, 13.50%, 12/15/10                   25,275        29,698

Time Warner Telecom
          9.75%, 7/15/08                                  4,575         4,667

          10.125%, 2/1/11                                 2,400         2,484
                                                                       93,544

Total Corporate Bonds and Notes (Cost  $3,211,135)                  3,347,413

EQUITY AND CONVERTIBLE SECURITIES  6.6%
Broadcasting  0.3%

Granite Broadcasting
     Common Stock *                                    $    400   $       792

     Pfd. Stock, 12.75%, PIK *                                9         6,079

Spanish Broadcasting Systems, Series A,

     Pfd. Stock, 10.75%, 144A *                               2         2,010

Time Warner, Common Stock *                                   2            37

XM Satellite Radio, Class A, Warrants, 12/31/09 *             5           174
                                                                        9,092

Building and Real Estate  0.2%
Washington Group International, Common Stock *              175         5,855
                                                                        5,855

Cable Operators  1.2%
Classic Communications, Class B, Common Stock, 144A *         9             0

Comcast, Class A, Common Stock *                              0             2

CSC Holdings
     Series H, Pfd. Stock, 11.75%, PIK                       58         6,123

     Series M, Pfd. Stock, 11.125%, PIK                     342        36,193

Peachtree Cable Associates, Common Stock *++                 10             0

UIH Australia Pacific, Warrants, 5/15/06 *                    5             0
                                                                       42,318

Consumer Products  0.0%
Hedstrom Holdings, Warrants, 8/1/06 *                        11             0

Mattress Discounters, Warrants, 7/15/07 *                     4             0
                                                                            0

Electric Utilities  1.6%
Duke Energy, Common Stock                                   517         9,318

FirstEnergy, Common Stock                                   219         7,581

NiSource, Common Stock                                      360         7,468

Pinnacle West Capital, Common Stock                         193         7,594

PPL Energy, Conv. Bond, 144A, 2.625%, 5/15/23             4,453         4,399

Teco Energy, Common Stock                                   720         9,344

TNP Enterprises
     Warrants, 4/1/11, 144A *                                 6            63

     Series D, Pfd. Stock, 14.50%, PIK *                     14        13,703

                                                                       59,470

Electronic Components  0.3%
ASAT Finance, Warrants, 11/1/06, 144A *                $      2   $         3

Lucent Technologies, Conv. Bond, 8.00%, 8/1/31            9,225        10,055
                                                                       10,058

Gaming  0.0%
Lakes Entertainment, Common Stock *                          18           259
Mikohn Gaming, Warrants, 8/15/08, 144A *                      9             0
                                                                          259

Healthcare Services  0.0%
Mariner Health Care
     Common Stock *                                           7           103

     Warrants, 5/1/04 *                                       7             2
                                                                          105

Internet Service Providers  0.0%
Cybernet Internet Services, Warrants, 7/1/09 *                3             0

Exodus Communications, Conv. Bond, 5.25%, 2/15/08 *       8,500            32

Globix Corporation, Common Stock *                          205           971

Splitrock Services, Warrants, 7/1/08 *                        2            29
                                                                        1,032

Long Distance  0.0%
AT&T, Common Stock                                            0             1

Global Crossing, Sr. Exch. Pfd. Stock *                      76           681

Microcell Telecommunications
     Class A, Common Stock (CAD) *                            0             1

     Class B, Common Stock (CAD) *                            6            78

     Pfd. Stock (CAD) *                                       6            78

     Warrants, 5/1/05 (CAD) *                                 7            13

RSL Commincations, Warrants, 11/15/06, 144A *                 3             0
                                                                          852

Manufacturing  0.3%
Tyco International, Common Stock                            525        12,049
                                                                       12,049

Metals and Mining  0.2%
Gerdau Ameristeel, Conv. Bond, 6.50%, 4/30/07 (CAD)       7,700         5,342

Steel Dynamics, Common Stock *                              162         3,241

Weirton Steel, Series C, Pfd. Conv. Stock, 0% *              61            23
                                                                        8,606

Paper and Paper Products  0.0%
MDP Acquisitions, Warrants, 10/1/13 *                  $      4   $       240
                                                                          240

Printing and Publishing  0.2%
Primedia, Series H, Exch. Pfd. Stock, 8.625%                 25         2,263

R.H. Donnelley, Common Stock *                              150         6,037
                                                                        8,300

Retail  0.0%
Barneys New York, Warrants, 2/1/08 *                          5             0
                                                                            0

Satellites  0.2%
Pegasus Satellite, Series B, Pfd. Stock, 12.75%, PIK *        9         6,701
                                                                        6,701

Specialty Chemicals  0.7%
Avecia Group, Pfd. Stock, 16.00%, PIK *                     252         3,526

Hercules Trust II, Pfd. Conv. Stock, 6.50%                   31        22,323

                                                                       25,849

Supermarkets  0.0%
Pathmark Stores
     Common Stock *                                          23           170

     Warrants, 9/19/10 *                                     36            35
                                                                          205

Textiles and Apparel  0.2%
Anvil Holdings, Series B, Pfd. Stock, PIK 13.00%*           278         6,543
                                                                        6,543

Transportation  0.0%
TravelCenters of America, Warrants, 11/14/10 *               59           258
                                                                          258

Wireless Communications  1.2%
Alamosa Holdings, Series B, Pfd. Conv. Stock, 7.50% *        18         5,650

Dobson Communications
     Pfd. Stock, 12.25%                                       9         9,733

     PIK, Pfd. Stock, 12.25%                                  4         3,778

Horizon PCS, Warrants, 10/1/10 *                              9             0

IPCS, Warants, 7/15/10 *                                      9             0

Leap Wireless, Warrants, 4/15/10 *                            3             4

Nextel Communications
     Class A, Common Stock *                           $    500   $    12,665

     Conv. Bond, 5.25%, 1/15/10                           5,000         4,925

Nextel Partners, Class A, Common Stock *                    760         8,960

Ubiquitel, Warrants, 4/15/10 *                               19             0
                                                                       45,715

Wireline Communications  0.0%
Adelphia Business Solutions, Class A, Common Stock *         60             1

Allegiance Telecom, Warrants, 2/3/08 *                        8             1

E. Spire Communications, Jr. Red. Pfd. Stock,
     PIK 12.75% *                                            83             0

KMC Telecom, Warrants, 4/15/05, 144A *                        5             0
                                                                            2

Total Equity and Convertible
     Securities (Cost $265,397)                                       243,509

SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%

T. Rowe Price Reserve Investment Fund, 1.12% #           47,354        47,354
Short-Term Investments (Cost  $47,354)                                 47,354

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Total Investments in Securities
98.4% of Net Assets (Cost  $3,523,886)                            $ 3,638,276

Other Assets Less Liabilities                                          60,650

NET ASSETS                                                        $ 3,698,926
                                                                  -----------
Net Assets Consist of:

Undistributed net investment income (loss)                        $     7,656

Undistributed net realized gain (loss)                               (409,507)

Net unrealized gain (loss)                                            114,488

Paid-in-capital applicable to 534,090,824
shares of $0.01 par value capital stock
outstanding; 1,000,000,000 shares authorized                        3,986,289

NET ASSETS                                                        $ 3,698,926
                                                                  -----------

NET ASSET VALUE PER SHARE

High Yield class
($3,079,659,826/444,559,323 shares outstanding)                   $      6.93
                                                                  -----------

Advisor class
($619,226,170/89,531,501 shares outstanding)                      $      6.92
                                                                  -----------

              #    Seven-day yield

              *    Non-income producing

             ++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $14,972,000 and represents 0.4% of net assets

           144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $926,110 and represents 25.0% of net assets

            ss.    Denominated in USD unless otherwise noted

            CAD    Canadian dollar

            ETC    Equipment Trust Certificate

            EUR    Euro

            PIK    Payment-in-Kind

           STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

             VR    Variable Rate

              @ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors misc.

(misc. symbol1)    In default with respect to payment of principal and interest


The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/03
Investment Income (Loss)
Income
  Interest                                                            $ 147,868

  Dividend                                                                5,419

  Total income                                                          153,287

Expenses
  Investment management                                                  10,334

  Shareholder servicing
    High Yield class                                                      1,939

    Advisor Class                                                           310

  Distribution and service (12b-1) - Advisor Class                          699

  Prospectus and shareholder reports
    High Yield class                                                         84

    Advisor Class                                                            54

  Custody and accounting                                                    143

  Registration                                                              114

  Legal and audit                                                            11

  Directors                                                                   8

  Miscellaneous                                                               9

  Total expenses                                                         13,705

  Expenses paid indirectly                                                  (55)

  Net expenses                                                           13,650

Net investment income (loss)                                            139,637

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   25,940

Change in net unrealized gain (loss)
  Securities                                                             88,316

  Other assets and liabilities
  denominated in foreign currencies                                         (19)

  Change in net unrealized gain (loss)                                   88,297

Net realized and unrealized gain (loss)                                 114,237

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 253,874
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/03         5/31/03
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $   139,637     $   212,255

  Net realized gain (loss)                               25,940         (63,550)

  Change in net unrealized gain (loss)                   88,297         131,885

  Increase (decrease) in net assets from operations     253,874         280,590

Distributions to shareholders
  Net investment income
    High Yield class                                   (116,106)       (177,077)

    Advisor Class                                       (22,442)        (32,309)

  Decrease in net assets from distributions            (138,548)       (209,386)

Capital share transactions *
  Shares sold
    High Yield class                                    620,533         918,569

    Advisor Class                                       142,664         479,933

  Distributions reinvested
    High Yield class                                     91,326         144,090

    Advisor Class                                        21,699          31,556

  Shares redeemed
    High Yield class                                   (296,956)       (355,039)

    Advisor Class                                       (61,037)       (270,553)

  Redemption fees received
    High Yield class                                        573             481

  Increase (decrease) in net assets from
  capital share transactions                            518,802         949,037

Net Assets

Increase (decrease) during period                       634,128       1,020,241

Beginning of period                                   3,064,798       2,044,557

End of period                                       $ 3,698,926     $ 3,064,798
                                                    ----------------------------

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                       6 Months            Year
                                                          Ended           Ended
                                                       11/30/03         5/31/03
*Share information
  Shares sold
    High Yield class                                     91,194         143,641

    Advisor Class                                        21,024          75,910

  Distributions reinvested
    High Yield class                                     13,415          22,706

    Advisor Class                                         3,192           4,968

  Shares redeemed
    High Yield class                                    (43,850)        (56,074)

    Advisor Class shares                                 (9,002)        (41,914)

  Increase (decrease) in shares outstanding              75,973         149,237

The accompanying notes are an integral part of these financial statements.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                        November 30, 2003

NOTES TO FINANCIAL STATEMENTS

Note 1 - Significant Accounting Policies

     T. Rowe Price High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation. The fund has two classes of shares: High Yield Fund (High Yield class), offered since December 31, 1984, and High Yield Fund--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Class Accounting
     The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $55,000 for the six months ended November 30, 2003.

     Redemption Fees
     A 1% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities
     At November 30, 2003, approximately 92.6% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $1,657,968,000 and $1,120,981,000, respectively, for the six months ended November 30, 2003.

Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $23,917,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003. Further the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2003, the fund had $418,658,000 of unused capital loss carryforwards, of which $47,671,000 expire in 2004, $10,354,000 expire in 2005, and $360,633,000 thereafter through 2011.

     At November 30, 2003, the cost of investments for federal income tax purposes was $3,521,733,000. Net unrealized gain aggregated $116,601,000 at period-end, of which $210,167,000 related to appreciated investments and $93,566,000 related to depreciated investments.

Note 4- Related Party Transactions

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At November 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,835,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.

     T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the High Yield class. Expenses incurred pursuant to these service agreements totaled $673,000 for the six months ended November 30, 2003, of which $99,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended November 30, 2003, the fund was allocated $898,000 of Spectrum Funds' expenses and $52,000 of Retirement Funds' expenses. Of these amounts, $858,000 related to services provided by Price and $156,000 was payable at period-end. At November 30, 2003, approximately 25.6% of the outstanding shares of the High Yield class were held by the Spectrum Funds and 0.9% were held by the Retirement Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $780,000.

T. Rowe Price High Yield Fund
--------------------------------------------------------------------------------
Certified  Semiannual  Report

INFORMATION  ON PROXY VOTING

     A description of the policies and procedures that the T. Rowe Price High Yield Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004